Offerings - Offering: 1	May 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	9,608,957
Proposed Maximum Offering Price per Unit	24.45
Maximum Aggregate Offering Price	$ 234,938,998.65
Fee Rate	0.01381%
Amount of Registration Fee	$ 32,445.08
Offering Note	(a) Includes 1,253,342 additional shares of the registrant's Class A common stock that the underwriters have the option to purchase from the selling stockholders. (b) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the "Securities Act"), based on the average of the high and low prices of the shares of the registrant's Class A common stock on The New York Stock Exchange on May 5, 2026 (such date being within five business days of the date that this registration statement was first filed with the Securities and Exchange Commission, in accordance with Rule 457(c) of the Securities Act.